Document and Entity Information	9 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	BIOVIE INC.
Entity Central Index Key	0001580149
Document Type	S-1/A
Amendment Description	Updated to reflect changes incorporated subsequent to previous amendment
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false